Fees Summary	Sep. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 675,964,982.40
Previously Paid Amount	0.00
Total Fee Amount	103,490.24
Total Offset Amount	103,490.24
Net Fee	$ 0.00